Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

20. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to shareholders from discontinued operations	1,952	(3,452)	(1,367)
Denominator:
Weighted average ordinary shares used in computing basic and diluted income/(loss) per share(i) (ii)	540,836	1,172,103	2,697,970
Basic and diluted net income/(loss) per share of discontinued operations(i) (ii)	3.61	(2.95)	(0.51)

Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders from continuing operations	(7,084)	(66,078)	(36,475)
Less: Redeemable convertible preferred shares dividends	—	—	25
Net loss attributable to Ucommune International Ltd.’s common shareholders from continuing operations	(7,084)	(66,078)	(36,500)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share(i) (ii)	540,836	1,172,103	2,697,970
Basic and diluted net loss per share of continuing operations(i) (ii)	(13.10)	(56.38)	(13.53)

(i)	For the years ended December 31, 2023, 2024 and 2025, the Group has 43,366, 552,086 and 267,302 ordinary shares issuable upon the exercise of share options as potentially dilutive ordinary shares, nil, nil and 5,824,850 ordinary shares issuable upon the conversion of redeemable convertible preferred shares, 9,736, 9,736 and nil ordinary shares issuable upon the exercise of the Prior Warrants, 23,663, 23,663 and 23,663 ordinary shares issuable upon the exercise of the New Warrants, 12,240,358, 11,979,941 and 3,894,660 ordinary shares issuable upon the exercise of the JAK Warrants are excluded from the calculation, as their effects would be anti-dilutive.

(ii)	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.